RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related party relationships

Name of Related Parties	Relationship with the Company

Mr. Wang Song	The Co-Founder and Ex-director of the Company
Ms. Kou Xiaohong	The Co-Founder and Ex-director of the Company
Ms. Huiling Ying	Chief Executive Officer and Director of the Company

Schedule of related party balances and related party transactions

Amounts due to related parties

Ms. Kou
Xiaohong
Balance as of December 31, 2020	27
exchange rate difference	(1)
Balance as of December 31, 2020	26
Expense Reimbursement payment or return	(26)
Balance as of December 31, 2021	—
Balance as of December 31, 2022	—
Balance as of December 31, 2022 (US$’000)	—

Amounts due from related parties

Xin Run
and its subsidiaries
Balance as of December 31, 2022	50,133
Less: allowance for doubtful accounts	50,133
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—